                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-2671

                             Scudder Municipal Trust
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                        Boston, Massachusetts 02110-4103
                        --------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2572
                                                            --------------

                                  John Millette
                  Deutsche Investment Management Americas Inc.
                             Two International Place
                        Boston, Massachusetts 02110-4103
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       5/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder High Yield Tax-Free Fund

Annual Report to Shareholders

May 31, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Tax Information

<Click Here> Trustees and Officers

<Click Here> Account Management Resources

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. The prospectus contains more complete information, including a description of the risks of investing in the fund, management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary May 31, 2003

Classes A, B, C and Institutional

Average Annual Total Returns* (Unadjusted for Sales Charge)
Scudder High Yield Tax-Free Fund	1-Year	3-Year	5-Year	10-Year
Class A(a)	8.13%	8.51%	5.50%	6.10%
Class B(a)	7.19%	7.68%	4.63%	5.18%
Class C(a)	7.30%	7.70%	4.64%	5.18%
Lehman Brothers Municipal Bond Index+	10.36%	9.64%	6.47%	6.60%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Scudder High Yield Tax-Free Fund	Life of Class**
Institutional Class++	5.55%
Lehman Brothers Municipal Bond Index+	6.54%

++ Institutional Class shares are not subject to sales charge.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 5/31/03	$ 12.86	$ 12.86	$ 12.87	$ 12.87
5/31/02	$ 12.55	$ 12.56	$ 12.56	-
8/19/2002 (Inception date for Institutional Class)	-	-	-	$ 12.73
Distribution Information: Twelve Months: Income Dividends	$ .68	$ .58	$ .59	$ .55++
May Income Dividend	$ .0574	$ .0488	$ .0492	$ .0582
SEC 30-day Yield+++	4.15%	3.56%	3.54%	4.42%
Current Annualized Distribution Rate+++	5.36%	4.55%	4.59%	5.43%
Tax Equivalent Yield+++	6.38%	5.48%	5.45%	6.80%

+++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on May 31, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended May 31, 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income rate of 35%. Yields and distribution rates are historical and will fluctuate. The SEC yields would have been 3.91%, 3.31% and 3.30% for the Class A, B and C shares, respectively, had certain expenses not been reduced.
++ Income dividends for ten-month period.

Class A Lipper Rankings* - High-Yield Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	8	of	72	11
3-Year	8	of	69	12

Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment(b)* (Adjusted for Sales Charge)
[] Scudder High Yield Tax-Free Fund - Class A(c) [] Lehman Brothers Municipal Bond Index+

Yearly periods ended May 31

Comparative Results* (Adjusted for Sales Charge)
Scudder High Yield Tax-Free Fund		1-Year	3-Year	5-Year	10-Year
Class A(c)	Growth of $10,000	$10,326	$12,200	$12,481	$17,270
	Average annual total return	3.26%	6.85%	4.53%	5.62%
Class B(c)	Growth of $10,000	$10,419	$12,285	$12,439	$16,565
	Average annual total return	4.19%	7.10%	4.46%	5.18%
Class C(c)	Growth of $10,000	$10,623	$12,369	$12,422	$16,410
	Average annual total return	6.23%	7.34%	4.43%	5.08%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$11,036	$13,181	$13,679	$18,941
	Average annual total return	10.36%	9.64%	6.47%	6.60%

The growth of $10,000 is cumulative.

Notes to Performance Summary - Classes A, B, C and Institutional

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
** On August 19, 2002, the Fund commenced offering Institutional Class shares. Index comparisons begin August 31, 2002. Performance shown is not annualized.
a Returns shown for Class A, B and C shares for the periods prior to their inception on May 1, 2000 are derived from the historical performance of Class S shares of the Scudder High Yield Tax-Free Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.
b The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.
c Returns shown for Class A, B and C shares for the periods prior to their inception on May 1, 2000 are derived from the historical performance of Class S shares of the Scudder High-Yield Tax-Free Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charge of 4.50%. Class B share performance is adjusted for the applicable contingent deferred sales charge ("CDSC"), which is 4% within the first year after purchase, declining to 0% after six years. Returns for Class C reflect an initial sales charge of 1%. Redemptions on Class C shares within one year of purchase may be subject to CDSC of 1%. The difference in expenses will affect performance.
+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Although the Fund seeks income that is federally tax free, a portion of the Fund's returns may be subject to federal, state, local and the alternative minimum tax.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance. On the Web, go to scudder.com.

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S is not available to new investors.

Average Annual Total Returns*
Scudder High Yield Tax-Free Fund	1-Year	3-Year	5-Year	10-Year
Class S	8.17%	8.56%	5.64%	6.32%
Class AARP(a)	8.17%	8.55%	5.64%	6.32%
Lehman Brothers Municipal Bond Index+	10.36%	9.64%	6.47%	6.60%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 5/31/03	$ 12.87	$ 12.87
5/31/02	$ 12.56	$ 12.56
Distribution Information: Twelve Months: Income Dividends	$ .69	$ .69
May Income Dividend	$ .0578	$ .0578
SEC 30-day Yield++	4.38%	4.38%
Current Annualized Distribution Rate++	5.39%	5.39%
Tax Equivalent Yield++	6.74%	6.74%

++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on May 31, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended May 31, 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the fund's yield and a marginal federal income rate of 35%. Yields and distribution rates are historical and will fluctuate.
Class S Lipper Rankings* - High-Yield Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	6	of	72	9
3-Year	7	of	69	10
5-Year	2	of	50	4
10-Year	1	of	19	5

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment*
[] Scudder High Yield Tax-Free Fund - Class S [] Lehman Brothers Municipal Bond Index+

Yearly periods ended May 31

Comparative Results*
Scudder High Yield Tax-Free Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,817	$12,796	$13,158	$18,459
	Average annual total return	8.17%	8.56%	5.64%	6.32%
Class AARP(a)	Growth of $10,000	$10,817	$12,792	$13,159	$18,460
	Average annual total return	8.17%	8.55%	5.64%	6.32%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$11,036	$13,181	$13,679	$18,941
	Average annual total return	10.36%	9.64%	6.47%	6.60%

The growth of $10,000 is cumulative.

Notes to Performance Summary - Class AARP and Class S

* Returns and rankings during the 3-, 5-, 10-year and Life of Class periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
a Returns shown for Class AARP shares for the periods prior to its inception on October 2, 2000 are derived from the historical performance of Class S shares of Scudder High Yield Tax-Free Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.
+ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Although the Fund seeks income that is federally tax free, a portion of the Fund's returns may be subject to federal, state, local and the alternative minimum tax.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 728-3337 (Class AARP) or (800) SCUDDER (Class S) for the fund's most up-to-date performance. On the Web, go to aarp.scudder.com (Class AARP) or myScudder.com (Class S).

Portfolio Management Review

Scudder High Yield Tax-Free Fund: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder High Yield Tax-Free Fund. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

Philip G. Condon

Managing Director of Deutsche Asset Management and Lead Manager of the fund.

• Joined Deutsche Asset Management in 1983 and the fund in 1987.

• Over 26 years of investment industry experience.

• MBA, University of Massachusetts at Amherst.

Rebecca L. Wilson

Vice President of Deutsche Asset Management and Portfolio Manager of the fund.

• Joined Deutsche Asset Management in 1986 and the fund in 1998.

• Over 16 years of investment industry experience.

Philip G. Condon serves as lead portfolio manager of Scudder High Yield Tax-Free Fund and Rebecca L. Wilson is portfolio manager. In the following interview, Scudder's municipal bond team discusses the fund's performance and the recent market environment for municipal bonds.

Q: Will you describe the general market environment during the annual period ended May 31, 2003?

A: The last year was a strong period for bonds. Overall, the bond market delivered positive returns and outpaced stocks. For the one-year period, the Lehman Brothers Aggregate Bond Index gained 11.58% and the S&P 500 index2 fell 8.06%. The municipal bond market, as measured by the Lehman Brothers Municipal Bond Index3, rose 10.36%.1 In general, on a pre-tax basis, municipal bonds lagged government bonds, while corporate bonds tended to outperform both municipal and taxable government issues.

1 Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of one year or more.
The S&P 500 index is an unmanaged index, widely regarded as representative of the equity market in general.
The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

The annual period began with investors concerned about the sluggish US economy and weak corporate earnings, as well as geopolitical concerns in the Middle East and the possibility of terrorist attacks. These worries abated toward the end of the annual period as the stock market began to anticipate a recovery in the economy and the war in Iraq came to a conclusion. Throughout the period, demand for municipal bonds remained strong among individual and institutional buyers. At the same time, the introduction of new municipal bonds continued to be heavy, as states issued more debt to make up for revenue shortfalls and to refinance old debt at new, lower rates.

Interest rates declined throughout the annual period. While the Federal Reserve Board acted just once during the period by lowering the federal funds rate4 by 50 basis points on November 6, general interest rates in the marketplace declined steadily over the 12-month period. In fact, by the end of the period, rates on US Treasuries were near the lowest levels they had seen since the late 1950s. At the same time, stock and lower-quality, higher-yielding bonds experienced a more turbulent time. Prior to the Federal Reserve Board's action last fall, stocks and lower-quality bonds generally produced negative returns. However, in December 2002, stocks and lower-quality bonds began to perform better. At the same time, municipal bond prices lagged as the interest rate cut shifted investor interest to stocks and lower-quality, higher-yielding bonds. Then, in January and February, worries about a war with Iraq and terrorist attacks heightened once again, sparking a renewed interest in higher-quality bonds. By the end of the period, equity markets began to rebound, while the bond market continued to benefit from generally declining interest rates.

4 The federal funds rate is the rate that banks charge each other on overnight loans. The Federal Reserve Board's Open Market Committee sets a target rate to either make credit more easily available or tighten monetary policy in an attempt to avoid economic imbalances such as high inflation.

Q: How did municipal bond yields react during the period?

A: Municipal bond yields declined as a whole over the period, though not as much as Treasury bond yields. At the same time, the municipal bond yield curve steepened,

Municipal bond yield curve (as of 5/31/02 versus 5/31/03) (7-day yield)

Source: Deutsche Asset Management

This chart is not intended to represent the yield of any Scudder fund. Past performance is no guarantee of future results.

as intermediate-term (five to 10 years) municipal bond yields declined more than long-term yields. (The yield curve illustrates the relationship between the yield on bonds of the same credit quality but different maturities. A steepening of the curve means that the difference in yields between longer-term and shorter-term maturities increases.)

Q: How did Scudder High Yield Tax-Free Fund perform during the annual period?

A: Scudder High Yield Tax-Free Fund posted strong absolute results for the one-year period. The fund's cumulative total return of 8.13% (Class A shares unadjusted for sales charges) outpaced the 6.12% gain by its average peer in the Lipper High Yield Municipal Debt Funds category.5 The fund lagged the unmanaged Lehman Brothers Municipal Bond Index, which gained 10.36% for the 12-month period. (Please see pages 4 through 9 for performance of other share classes.)

5 As defined by Lipper, high yield municipal debt funds are those that invest at least 50% of their assets in lower-rated municipal debt issues. Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper Inc. as falling into the category indicated.

Q: How was the fund positioned and how did this positioning contribute to its performance?

A: Solid credit selection and bonds with premium coupon structures aided results. Our exposure to high-yield municipal bonds (BBB-rated bonds) remained relatively unchanged during the period. High-yield municipal bonds remain inexpensive relative to AAA-rated bonds.

A slight overweight in bonds backed by expected tobacco-settlement payments hurt the fund's results in the first calendar quarter of 2003. Such tobacco-settlement bonds struggled in March, following an unfavorable ruling by an Illinois court against Philip Morris USA. However, in May, tobacco-settlement bonds regained some strength as concerns about such payments lessened.

Although we did have some exposure to airline bonds, which struggled throughout much of the period, our exposure was small enough that it did not impact results significantly. Airline bonds, like their stock counterparts, have been held back due to a lagging US economy, the war with Iraq, concerns about future terrorist attacks and recent bankruptcies by two major US airlines. The overall decline in strength of airline bonds led us to curb our stake in such issues.

We continue to focus our purchases on issues with maturities between 15 and 20 years, while keeping the fund's duration neutral. As a result, we believe the fund will be well-positioned when the yield curve normalizes toward its average historical steepness.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary May 31, 2003

Portfolio Composition	5/31/03	5/31/02

Revenue Bonds	71%	68%
General Obligation Bonds	12%	13%
ETM/Prerefunded	12%	12%
Lease Obligations	3%	4%
Other	2%	3%
	100%	100%

Quality	5/31/03	5/31/02

AAA	34%	35%
AA	9%	6%
A	17%	11%
BBB	17%	16%
BB	1%	-
B	1%	4%
Not Rated	21%	28%
	100%	100%

Effective Maturity	5/31/03	5/31/02

Less than 1 year	6%	6%
1 < 5 years	11%	8%
5 < 8 years	21%	12%
8 < 15 years	42%	51%
Greater than 15 years	20%	23%
	100%	100%

Top Five State Allocations	5/31/03	5/31/02

California	13%	11%
Texas	11%	10%
Massachusetts	7%	7%
Washington	6%	7%
New York	6%	4%

Weighted average effective maturity: 11.32 years and 11.94 years, respectively.

Portfolio Composition, quality, effective maturity and state allocations are subject to change.

For more complete details about the fund's investment portfolio, see page 16. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of May 31, 2003

	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Alabama 0.5%
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, 5.75%, 6/1/2031	3,700,000	3,881,411
Alaska 1.3%
Anchorage, AK, State GO, 5.5%, 7/1/2018 (b) (d)	2,680,000	3,072,674
North Slope Borough, AK, Other GO, Zero Coupon, Series B, 6/30/2005 (b)	7,600,000	7,390,088
		10,462,762
Arizona 1.0%
Arizona, Water & Sewer Revenue, Water Infrastructure Finance Authority, Series A, 5.375%, 10/1/2013	3,625,000	4,226,569
McDowell Mountain Ranch, AZ, Communities Facilities District, Prerefunded, 8.25%, 7/15/2019	3,000,000	3,291,870
		7,518,439
California 13.0%
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, 5.875%, 5/1/2016	4,500,000	5,208,750
California, Electric Revenue, Department of Water Resources and Power Supply, Series 309, Inverse Floater, 9.32%, 5/1/2018** (b)	1,875,000	2,383,069
California, Multi Family Housing Revenue, Community Development Authority, Irvine Apartment Communities, Series A-4, 5.25%, 5/15/2025	1,750,000	1,867,758
California, Special Assessment Revenue, Golden State TOB Securitization Corp., Series 2003-A-1, 6.75%, 6/1/2039	21,750,000	20,404,763
Foothill, CA, Eastern Corridor Agency:
Series A, ETM, Step-up coupon, 0.0% to 1/1/2005, 7.05% to 1/1/2010	7,000,000	8,074,290
Series A, Prerefunded, Step-up coupon, 0.0% to 1/1/2005, 7.1% to 1/1/2011	4,415,000	5,176,543
Series A, Prerefunded, Step-up coupon, 0.0% to 1/1/2005, 7.1% to 1/1/2012	6,000,000	7,034,940
Series A, Prerefunded, Step-up coupon, 0.0% to 1/1/2005, 7.1% to 1/1/2014	2,875,000	3,377,320
Irvine, CA, Special Assessment Revenue, Improvement Bond Act 1915, 1.25%, 9/2/2024* (c)	1,000,000	1,000,000
Long Beach, CA, Sales & Special Tax Revenue, Aquarium of the Pacific Project, Series A, Prerefunded, 6.1%, 7/1/2010	4,500,000	5,031,180
Los Angeles County, County (GO) Lease, Marina Del Rey, Series A, 6.25%, 7/1/2003	1,235,000	1,239,434
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corp. Lease, AMT, Series C, 7.5%, 12/1/2024	6,035,000	4,828,000
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, AMT, Series A, 7.375%, 9/1/2027	990,000	1,028,551
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	4,000,000	3,978,680
San Joaquin Hills, CA, Transportation Corridor Agency:
Prerefunded, 7.6%, 1/1/2011	5,000,000	6,349,050
Prerefunded, 7.65%, 1/1/2012	15,000,000	19,080,000
Prerefunded, 7.65%, 1/1/2013	4,000,000	5,088,000
		101,150,328
Colorado 3.0%
Colorado, Hospital & Healthcare Revenue, Health Facilities Authority, Hospital-Portercare Adventist Health, 6.625%, 11/15/2026	2,000,000	2,246,100
Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway Authority, Series D, 7.125%, 6/15/2041	2,500,000	2,635,500
Denver, CO, Airport Revenue, AMT: Series A, Zero Coupon, 11/15/2003	3,050,000	3,020,720
Series D, 7.75%, 11/15/2013	9,775,000	12,477,103
Denver, CO, Sales & Special Tax Revenue, Urban Renewal Authority, AMT, 7.75%, 9/1/2016	2,500,000	2,715,100
		23,094,523
Connecticut 2.0%
Connecticut, Senior Care Revenue, State Health and Education Facilities Authority, Edgehill Project, Series A, Prerefunded, 6.875%, 7/1/2017	4,500,000	4,903,515
Mashantucket, CT, Project Revenue, Western Pequot Tribe:
Series A, Prerefunded, 6.4%, 9/1/2011	1,490,000	1,761,001
Series B, Zero Coupon, 9/1/2010	2,000,000	1,452,100
Series B, Zero Coupon, 9/1/2011	2,000,000	1,363,080
Series B, Zero Coupon, 9/1/2012	2,000,000	1,284,500
Series B, Zero Coupon, 9/1/2013	2,000,000	1,208,540
Series B, Zero Coupon, 9/1/2014	2,000,000	1,132,300
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Western Pequot Tribe:
Series A, 6.4%, 9/1/2011	1,510,000	1,650,173
Series B, 5.7%, 9/1/2012	1,000,000	1,081,360
		15,836,569
Delaware 0.3%
Delaware, Industrial Development Revenue, 6.375%, 5/1/2027	2,000,000	2,030,700
District of Columbia 1.2%
District of Columbia, State GO, General Fund Recovery, Series B-3, 1.3%, 6/1/2003*	200,000	200,000
District of Columbia, Higher Education Revenue, American College of Obstetricians, 4.75%, 8/15/2018 (b)	500,000	525,100
District of Columbia, Water & Sewer Revenue, Water and Sewer Authority, Inverse Floater, Rites:
Series 612A, 10.537%, 10/1/2014**	4,220,000	6,281,301
Series 612B, 10.556%, 10/1/2016**	1,155,000	1,739,361
District of Columbia, State GO, Series B-1, 1.3%, 6/1/2023*	650,000	650,000
		9,395,762
Florida 3.1%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	980,000	1,000,551
Collier County, Hospital & Healthcare Revenue, Health Facilities Authority, Cleveland Clinic, Series C2, 1.35%, 1/1/2035* (c)	425,000	425,000
Florida, Industrial Development Revenue, Capital Travel Agency, Seminole Tribe Convention, Series A, 10.0%, 10/1/2033	8,000,000	9,107,920
Highlands County, Hospital & Healthcare Revenue, Health Facilities Authority, Adventist Hospital, Series A, 6.0%, 11/15/2031	1,000,000	1,083,850
Hillsborough County, Hospital & Healthcare Revenue, Industrial Development Authority, University Community Hospital Project, Series A: 5.625%, 8/15/2019	3,425,000	3,484,321
5.625%, 8/15/2023	3,320,000	3,331,388
Indian Trace, FL, Special Assessment Revenue, Community Development District, Water Management, Series B, 8.25%, 5/1/2005	670,000	692,673
Jacksonville, FL, Electric Revenue, Series B, 1.30%, 10/1/2030*	2,000,000	2,000,000
Palm Beach County, Hospital & Healthcare Revenue, Health Facilities Authority:
1.30%, 12/1/2031* (c)	1,100,000	1,100,000
5.125%, 11/15/2029	2,000,000	1,963,020
		24,188,723
Georgia 1.4%
Americus-Sumter County, Hospital & Healthcare Revenue, Hospital Authority, South George Methodist, Series A, 6.375%, 5/15/2029	3,000,000	2,923,830
Athens-Clarke County, Senior Care Revenue, Wesley Woods, 6.35%, 10/1/2017	1,515,000	1,422,691
Coweta County, Senior Care Revenue, Residential Care Facilities for the Elderly Authority, Wesley Woods, Series A, 8.25%, 10/1/2026	1,000,000	1,060,790
Georgia, Electric Revenue, Municipal Electric Authority:
Series Z, 5.5%, 1/1/2012	1,295,000	1,477,971
Series Z, ETM, 5.5%, 1/1/2012	80,000	93,239
Rockdale County, Resource Recovery Revenue, Development Authority, Visy Paper, Inc. Project, AMT, 7.4%, 1/1/2016	4,040,000	4,076,966
		11,055,487
Illinois 2.0%
Hoffman Estates, IL, Sales & Special Tax Revenue, Zero Coupon, 5/15/2006	4,000,000	3,578,960
Illinois, Hospital & Healthcare Revenue, Development Finance Authority, Adventist Health System, 5.25%, 11/15/2029	5,000,000	5,130,700
Kane County, School District GO, School District Number 129 Aurora West Side, Series A, 5.75%, 2/1/2018 (b)	4,370,000	5,072,958
Winnebago County, School District GO, School District No. 122, Series 3, 6.45%, 6/1/2008 (b)	1,500,000	1,794,000
		15,576,618
Indiana 1.1%
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,000,000	1,742,060
Indiana, Senior Care Revenue, Health Facilities Finance Authority, Franciscan Eldercare Community Services, 5.875%, 5/15/2029	2,300,000	2,115,402
Indianapolis, IN, Senior Care Revenue, Industrial Economic Development, 7.625%, 10/1/2022	1,500,000	1,469,085
North Manchester, IN, Senior Care Revenue, 7.25%, 7/1/2033	3,000,000	3,000,360
		8,326,907
Iowa 0.4%
Wapello County, Hospital & Healthcare Revenue, Ottumwa Regional Health Center Project, 6.375%, 10/1/2031	3,000,000	3,168,090
Kansas 2.1%
Lenexa, KS, Hospital & Healthcare Revenue, Series C, 6.875%, 5/15/2032	1,750,000	1,852,463
Manhattan, KS, Senior Care Revenue, Meadowlark Hills Retirement, Series A, 6.5%, 5/15/2028	1,000,000	1,000,570
Overland Park, KS, Industrial Development Revenue, Development Corp., Series A, 7.375%, 1/1/2032 (d)	8,000,000	8,178,560
Wichita, KS, Hospital & Healthcare Revenue:
Series 3, 5.5%, 11/15/2025	1,300,000	1,364,974
Series 3, 5.625%, 11/15/2031	3,750,000	3,952,275
		16,348,842
Kentucky 1.2%
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance Authority, Norton Healthcare, Inc., Series A, 6.625%, 10/1/2028	5,500,000	5,838,910
Kentucky, Transportation/Tolls Revenue, State Turnpike Authority, Revitalization Project, Series A, 5.5%, 7/1/2014 (b)	3,210,000	3,862,786
		9,701,696
Louisiana 0.1%
Louisiana, Transportation/Tolls Revenue, Offshore Terminal Authority Deepwater Port, Revenue Loop LLC Project, Series A, 1.30%, 9/1/2014* (c)	1,000,000	1,000,000
Maine 0.1%
Maine, Senior Care Revenue, Huntington Common Project, Series A, 7.5%, 9/1/2027	1,000,000	875,740
Maryland 2.2%
Anne Arundel County, County GO, National Business Park Project, 7.375%, 7/1/2028	2,000,000	2,186,040
Maryland, Higher Education Revenue, Collegiate Housing Foundation, Series A, 5.75%, 6/1/2031	1,000,000	1,022,170
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	2,500,000	2,818,075
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.625%, 12/1/2022	12,000,000	10,771,080
		16,797,365
Massachusetts 6.7%
Boston, MA, Industrial Development Finance Authority, Springhouse Project, Prerefunded, 9.25%, 7/1/2025	1,350,000	1,596,119
Boston, MA, Industrial Development Revenue, AMT:
6.5%, 9/1/2035	4,000,000	4,000,440
8.0%, 9/1/2035	1,000,000	1,002,960
Massachusetts, Electric Revenue, Wholesale Electrical Co. Power Supply, Inverse Floater, Series 674, 17.2%, 7/1/2016 (b)**	5,392,500	8,334,432
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015	4,000,000	4,405,600
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Partners Healthcare System, Series B, 5.125%, 7/1/2019	1,185,000	1,248,243
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, South Shore Hospital:
Series F, 5.625%, 7/1/2019	1,000,000	1,051,080
Series F, 5.75%, 7/1/2029	4,000,000	4,160,600
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,000,000	4,026,480
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Civic Investments, Series B, 9.15%, 12/15/2023	2,000,000	2,215,660
Massachusetts, Resource Recovery Revenue, Industrial Finance Agency, Solid Waste Disposal, Peabody Monofill Association, Inc., 9.0%, 9/1/2005 (e)	960,000	976,253
Massachusetts, Senior Care Revenue, Industrial Finance Agency, Edgewood Retirement Community, Series A, Prerefunded, 9.0%, 11/15/2025	1,000,000	1,205,890
Massachusetts, State GO, Inverse Floater, Series A, 9.33%, 12/1/2016**	5,000,000	6,892,250
Massachusetts, State GO, Rites-PA 647, Inverse Floater, 10.782%, 11/1/2010**	8,000,000	11,279,840
		52,395,847
Michigan 3.4%
Delta County, Pollution Control Revenue, Economic Development Corp., Series A, 6.25%, 4/15/2027	5,000,000	5,182,000
Detroit, MI, Sales & Special Tax Revenue, Downtown Development Authority:
Zero Coupon, 7/1/2011	3,150,000	2,320,605
Zero Coupon, 7/1/2012	3,150,000	2,205,851
Detroit, MI, School District GO:
Series A, 5.5%, 5/1/2016 (b) (d)	1,500,000	1,738,695
Series A, 5.5%, 5/1/2018 (b)	1,565,000	1,790,736
Series A, 5.5%, 5/1/2019 (b)	1,200,000	1,364,256
Kalamazoo, MI, Industrial Development Revenue, Economic Development Corp., Series A, 7.5%, 5/15/2029	2,000,000	2,036,380
Kentwood, MI, Industrial Development Revenue, Economic Development, Series A, 6.0%, 11/15/2032	1,750,000	1,789,830
Michigan, Hospital Finance Authority, Genesys Health System, Series A, Prerefunded, 7.5%, 10/1/2027	2,000,000	2,289,100
Michigan, Senior Care Revenue, Strategic Fund Limited, 5.75%, 11/15/2018	1,500,000	1,545,375
Michigan, Sports, Expo & Entertainment Revenue, Strategic Fund Limited, Detroit Symphony Project, Series B, 1.30%, 6/1/2031* (c)	805,000	805,000
Michigan, State Agency (GO) Lease, Building Authority, Inverse Floater, Series B, 9.55%, 4/15/2009**	1,145,000	1,512,785
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030	2,000,000	2,203,080
		26,783,693
Mississippi 0.2%
Mississippi, Sales & Special Tax Revenue, Development Bank, Diamond Lakes Utilities, Series A, 6.25%, 12/1/2017	1,600,000	1,586,912
Missouri 3.9%
Florissant, MO, Industrial Development Revenue, Desmet Acquisition, Series A, 8.5%, 8/15/2030	6,925,000	7,298,327
Florissant, MO, Industrial Development Revenue, St. Catherine Acquisition, Series B, 9.0%, 8/15/2030	3,250,000	3,421,503
Missouri, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	7,600,000	9,193,872
St. Louis, MO, Industrial Development Revenue, St. Louis Convention, AMT, Series A, 7.25%, 12/15/2035	10,000,000	10,154,800
		30,068,502
Nevada 2.1%
Clark County, Airport Revenue, Nevada Airport, AMT, Series A, 1.33%, 7/1/2036* (b) (c)	200,000	200,000
Clark County, County GO, 5.5%, 6/1/2015 (b)	5,000,000	5,784,100
Henderson, NV, Hospital & Healthcare Revenue, Catholic Healthcare West, 5.375%, 7/1/2026	5,000,000	4,786,350
Las Vegas, NV, Transportation/Tolls Revenue, Las Vegas Monorail Project, 7.375%, 1/1/2030	6,000,000	5,607,540
		16,377,990
New Hampshire 1.3%
New Hampshire, Higher Education Revenue, Health & Educational Facilities Authority, New Hampshire College Issue, 7.4%, 1/1/2023	2,000,000	2,198,060
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,726,742
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	2,425,000	2,359,089
5.625%, 7/1/2018	1,615,000	1,487,609
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Riverwoods at Exeter:
Series A, 6.375%, 3/1/2013	725,000	740,095
Series A, 6.5%, 3/1/2023	1,000,000	1,007,490
		10,519,085
New Jersey 2.6%
Camden County, Public Housing Revenue, Import Authority, Series A, 1.25%, 7/1/2029*	1,700,000	1,700,000
New Jersey, Economic Development Authority, United Methodist Homes, Prerefunded, 7.5%, 7/1/2025	1,000,000	1,143,150
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,434,548
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	4,600,000	4,171,602
New Jersey, Tobacco Settlement Financing Corp., 6.25%, 6/1/2043	13,500,000	11,691,540
		20,140,840
New Mexico 0.1%
Farmington, NM, Pollution Control Revenue, Arizona Public Service Co., Series C, 1.30%, 9/1/2024* (c)	500,000	500,000
New York 5.9%
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, 8.25%, 11/15/2030	1,000,000	1,039,860
Glen Cove, NY, Senior Care Revenue, Housing Authority, The Mayfair at Glen Cove, AMT, 8.25%, 10/1/2026	1,475,000	1,581,318
Islip, NY, Higher Education Revenue, Community Development Agency, Institute of Technology, Prerefunded, 7.5%, 3/1/2026	2,500,000	2,957,075
New York, Senior Care Revenue, Dormitory Authority, Inverse Floater, Series 310, 10.879%, 2/15/2010 (b)**	4,250,000	6,281,458
New York, State Agency (GO) Lease, Metropolitan Transportation Authority, Series O, 5.75%, 7/1/2013	2,750,000	3,287,158
New York, Transportation/Tolls Revenue, Inverse Floater, Securities Trust Certificates, 9.59%, 11/15/2016 (b)**	5,000,000	6,708,350
New York, Transportation/Tolls Revenue, Transportation Authority, Series A, 5.75%, 7/1/2018	7,000,000	8,461,600
New York, NY, Transitional Finance Authority, Prerefunded, Series B, 5.5%, 2/1/2016	420,000	501,572
New York, NY, Core City GO:
Series B, 1.30%, 10/1/2022*	2,500,000	2,500,000
Series A, 7.0%, 8/1/2007	5,000,000	5,748,600
New York, NY, Core City GO, Transitional Finance Authority, Series B, 5.5%, 2/1/2016	1,580,000	1,805,829
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency, 6.45%, 7/1/2032	1,500,000	1,614,255
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency, British Airways PLC Project, 7.625%, 12/1/2032	1,500,000	1,252,575
New York, NY, Sales & Special Tax Revenue, Transitional Finance Authority, Series C, 1.35%, 5/1/2028* (c)	1,000,000	1,000,000
Orange County, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	1,061,825
		45,801,475
North Carolina 0.6%
North Carolina, Electric Revenue, Municipal Power Agency: Series B, 6.375%, 1/1/2013	2,075,000	2,408,411
Series F, 5.5%, 1/1/2016	1,000,000	1,061,920
Series F, 5.5%, 1/1/2017	1,495,000	1,575,760
		5,046,091
North Dakota 0.5%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, 7.125%, 8/15/2024	3,750,000	4,177,125
Ohio 1.9%
Franklin County, Hospital & Healthcare Revenue, Health Care Facilities, Ohio Presbyterian Retirement Service, Series A, 7.125%, 7/1/2029	1,000,000	1,089,710
Lorain County, Hospital & Healthcare Revenue, Catholic Health Care Partners, Series A, 5.25%, 10/1/2033	3,000,000	3,110,040
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013	5,860,000	6,834,401
Ohio, Transportation/Tolls Revenue, Turnpike Authority, Series B, 5.5%, 2/15/2013	3,000,000	3,584,220
		14,618,371
Oregon 0.3%
Clackamas County, Hospital & Healthcare Revenue, Hospital Facilities Authority, Legacy Health System, 5.25%, 5/1/2021	2,000,000	2,106,880
Pennsylvania 5.7%
Allegheny County, Hospital & Healthcare Revenue, Hospital Development Authority, West Pennsylvania Allegheny Health Services: 9.25%, 11/15/2022	2,000,000	2,247,660
Series B, 9.25%, 11/15/2030	4,630,000	5,179,164
Blair County, Industrial Development Revenue, Industrial Development Authority, Village at Penn State Project, Series A, 7.0%, 1/1/2034	1,000,000	1,020,890
Chester County, Senior Care Revenue, Health and Education Facilities Authority, Jenners Pond, Inc. Project, 7.625%, 7/1/2034	1,750,000	1,770,563
Delaware County, Project Revenue, Authority First Management, White Horse Village Project, Series A, 7.625%, 7/1/2030	1,000,000	1,065,190
Delaware County, Senior Care Revenue, Authority First Management, White Horse Village Project:
Series A, 6.7%, 7/1/2007	1,000,000	1,035,090
Series A, 7.5%, 7/1/2018	2,000,000	2,095,800
Delaware Valley, PA, County GO, Regional Financial Authority, 5.75%, 7/1/2017	6,250,000	7,604,125
Montgomery County, Senior Care Revenue, Higher Education & Health Authority, Philadelphia Geriatric Center, Series A, 7.25%, 12/1/2027	3,125,000	3,144,656
Montgomery County, Senior Care Revenue, Industrial Development Authority, Retirement-Life Communities, 5.25%, 11/15/2028	4,000,000	3,997,120
Pennsylvania, State Higher Education Facilities Authority, Carnegie Mellon University, Series D, 1.30%, 11/1/2030* (c)	1,800,000	1,800,000
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	5,095,000	5,449,918
Pennsylvania, Sales & Special Tax Revenue, Economic Development Financing Authority, Amtrak Project, AMT, Series A, 6.125%, 11/1/2021	700,000	621,103
Philadelphia, PA, Industrial Development Revenue, Industrial Development Authority, Series A, 6.5%, 10/1/2027	4,500,000	4,455,540
Westmoreland County, Senior Care Revenue, Industrial Development Authority, Health Care Facilities-Redstone, Series B, 8.125%, 11/15/2030	3,000,000	3,179,100
		44,665,919
Rhode Island 0.2%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	1,750,000	1,534,698
South Carolina 3.0%
Berkeley County, County GO, School District, 5.5%, 1/15/2017 (b)	8,970,000	10,372,011
Greenwood County, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,544,835
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Bon Secours Health System, Inc., Series A, 5.625%, 11/15/2030	5,000,000	5,242,700
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Palmetto Health Alliance, Series A, 7.375%, 12/15/2021	3,500,000	3,937,325
South Carolina, Project Revenue, Jobs Economic Development Authority, Myrtle Beach Convention, Series A, 6.625%, 4/1/2036	2,000,000	2,042,340
		23,139,211
South Dakota 0.1%
South Dakota, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Prairie Lakes Health Care System:
7.125%, 4/1/2010	320,000	327,146
7.25%, 4/1/2022	320,000	329,600
		656,746
Tennessee 2.6%
Clarksville, TN, Core City GO, Public Building Authority, 1.35%, 7/1/2031* (c)	5,830,000	5,830,000
Elizabethton, TN, Hospital & Healthcare Revenue, Health and Educational Facilities Board, Series B, 8.0%, 7/1/2033	3,000,000	3,466,770
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, 7.5%, 7/1/2033	5,000,000	5,599,250
Shelby County, Hospital & Healthcare Revenue, Health Education & Housing Facilities Board, 6.5%, 9/1/2026	5,000,000	5,501,050
		20,397,070
Texas 11.0%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,000,000	3,003,600
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	3,000,000	2,726,430
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 6.75%, 4/1/2027	4,995,000	4,362,683
Dallas, TX, Industrial Development Revenue, Dallas-Fort Worth International Airport, Series A, 5.5%, 11/1/2019 (b)	3,565,000	3,900,716
Harris County, Hospital & Healthcare Revenue, Health Facilities Development Corp., YMCA of Greater Houston Area, 1.30%, 7/1/2037* (c)	4,400,000	4,400,000
Harris County, Hospital & Healthcare Revenue, Health Facilities Development Corp., Memorial Hermann Healthcare, Series A, 6.375%, 6/1/2029	4,460,000	4,907,472
Hidalgo County, Hospital & Healthcare Revenue, Health Services Mission Hospital, 6.875%, 8/15/2026	5,000,000	5,003,850
Hidalgo County, Hospital & Healthcare Revenue, Mission Hospital, Inc. Project, 6.75%, 8/15/2016	3,500,000	3,542,770
Houston, TX, Airport Revenue, Special Facilities, Continental Airlines, Inc., AMT: Series C, 6.125%, 7/15/2027	5,100,000	3,225,546
Series E, 6.75%, 7/1/2029	7,000,000	4,919,460
Jefferson County, County GO:
5.75%, 8/1/2015 (b)	3,075,000	3,665,400
5.75%, 8/1/2017 (b)	1,185,000	1,394,058
Lubbock, TX, Senior Care Revenue, Health Facilities Development Corp., Carillon Project, Series A, 6.5%, 7/1/2019	3,000,000	2,635,800
Magnolia, TX, School District GO, Independent School District, 5.0%, 8/15/2017	2,400,000	2,617,248
Plano, TX, School District GO, Independent School District, 5.375%, 2/15/2016	5,000,000	5,654,650
Richardson, TX, Hospital & Healthcare Revenue, Hospital Authority, 5.625%, 12/1/2028	1,250,000	1,286,175
San Antonio, TX, Gas & Electric, 5.375%, 2/1/2020	2,500,000	2,779,600
Tarrant County, Hospital & Healthcare Revenue, Health Facilities Development Corp., 6.7%, 11/15/2030	2,500,000	2,746,525
Texas, Electric Revenue, Brazos River Authority, Reliant Energy, Inc. Project, Series A, 5.375%, 4/1/2019	2,500,000	2,231,025
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT, Series A, 6.1%, 8/1/2024	5,000,000	5,120,000
Texas, Water & Sewer Revenue, Waste Disposal Authority, AMT, 6.65%, 4/1/2032	2,000,000	2,086,540
Tom Green County, Hospital & Healthcare Revenue, Health Facilities Development Corp., Shannon Health System Project, 6.75%, 5/15/2021	1,000,000	1,073,120
Travis County, Hospital & Healthcare Revenue, Health Facilities Development Corp., Ascension Health, Series A, 6.25%, 11/15/2015 (b)	10,000,000	12,376,900
		85,659,568
Utah 0.3%
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.65%, 2/15/2012	2,000,000	2,413,780
Vermont 0.1%
Vermont, Multi Family Housing Revenue, Housing Finance Agency, Northgate Project, 8.25%, 6/15/2020 (e)	940,000	961,376
Virginia 1.5%
Fairfax County, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	3,000,000	3,178,290
Pittsylvania County, Industrial Development Revenue, Industrial Development Authority, Multitrade of Pittsylvania, AMT:
Series A, 7.45%, 1/1/2009	1,500,000	1,497,090
Series A, 7.5%, 1/1/2014	3,500,000	3,498,145
Virginia, Senior Care Revenue, 7.375%, 12/1/2032	3,500,000	3,633,105
		11,806,630
Washington 6.3%
Port Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2014 (b)	4,885,000	5,928,338
Seattle, WA, Airport Revenue, Northwest Airlines Project, AMT, 7.25%, 4/1/2030	2,800,000	2,136,456
Tacoma, WA, Electric Revenue, Series A, 5.75%, 1/1/2016	5,000,000	5,798,450
Washington, Electric Revenue, Energy Northeast Electric, Series A, 5.75%, 7/1/2018 (b)	3,500,000	4,062,450
Washington, Electric Revenue, Public Power Supply System: Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	10,000,000	12,311,800
Nuclear Project No. 2, Inverse Floater, 5.356%, 7/1/2012**	3,000,000	3,966,690
Nuclear Project No. 3, Series B, 7.125%, 7/1/2016	2,500,000	3,381,125
Washington, Electric Revenue, Rites, Inverse Floater, 9.31%, 7/1/2015**	6,250,000	8,025,000
Whatcom County, School District GO, Washington School District No. 503, 5.5%, 12/1/2014	3,375,000	3,934,913
		49,545,222
West Virginia 0.8%
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	4,020,000	5,129,480
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	980,000	1,099,854
		6,229,334
Wisconsin 2.8%
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	6,500,000	6,559,020
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Froedert and Community Health, 5.375%, 10/1/2030	3,750,000	3,849,413
Wisconsin, Senior Care Revenue, Health & Educational Facilities Authority, National Regency of New Berlin Project, 8.0%, 8/15/2025	1,435,000	1,500,666
Wisconsin, State GO, Series 1, 5.5%, 5/1/2014 (b) (d)	8,410,000	10,081,730
		21,990,829
Wyoming 0.1%
Platte County, Pollution Control Revenue, Series B, 1.30%, 7/1/2014*	800,000	800,000
Total Investment Portfolio - 100.0% (Cost $708,489,034) (a)		780,333,156

* Variable rate demand notes are securities whose interest rates are periodically reset at market levels. These securities are often payable on demand and are shown at their current rate as of May 31, 2003.
** Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in a fixed rate municipal security. These securities, amounting to $63,404,536 and aggregating 8.06% of net assets, are shown at their current rate as of May 31, 2003.
(a) The cost for federal income tax purposes was $708,020,322. At May 31, 2003, net unrealized appreciation for all securities based on tax cost was $72,312,834. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $80,659,355 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,346,521.
(b) Bond is insured by one of these companies:
AMBAC	AMBAC Assurance Corp.
Capital Guaranty
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance

(c) Security incorporates a letter of credit or line of credit from a major bank.
(d) At May 31, 2003 these securities have been segregated, in whole or in part, to cover initial margin requirements for open futures contracts.
(e) Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The aggregate fair value of restricted securities at May 31, 2003 amounted to $1,937,629, which represents 0.24% of net assets. Information concerning such restricted securities at May 31, 2003 is as follows:
Security	Acquisition Date	Cost ($)
Massachusetts, Resource Recovery Revenue, Industrial Finance Agency, Solid Waste Disposal, Peabody Monofil Association, Inc.	12/30/1994	960,000
Vermont Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project	12/22/1989	922,153

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow by a Trustee and used to pay principal and interest on bonds so designated.

At May 31, 2003, open futures contracts sold short were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year US Treasury Note	9/19/2003	558	65,753,465	66,088,125	(334,660)
10 Year US Interest Rate Swap Future	9/15/2003	9	1,053,227	1,060,594	(7,367)
Total net unrealized depreciation on open futures contracts					(342,027)

At May 31, 2003, open interest rate swaps were as follows:
Effective/Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation (Depreciation) ($)
10/9/2003 10/9/2011	25,000,000+	Fixed - 3.459%	Floating - BMA	(1,052,500)
10/14/2003 10/14/2011	20,000,000++	Fixed - 3.431%	Floating - BMA	(780,000)
11/6/2003 11/6/2011	50,000,000++	Fixed - 3.313%	Floating - BMA	(1,465,000)
6/10/2003 6/10/2013	5,500,000+	Fixed - 4.126%	Floating - LIBOR	(194,150)
6/10/2003 6/10/2013	5,500,000++++	Fixed - 4.13%	Floating - LIBOR	(198,550)
6/11/2003 6/11/2013	5,500,000+	Fixed - 4.128%	Floating - LIBOR	(194,700)
11/12/2003 11/12/2013	30,000,000+	Fixed - 4.31%	Floating - LIBOR	(1,023,000)
Total net unrealized depreciation on open interest rate swaps				(4,907,900)

Counterparties:
+ Lehman Brothers, Inc.
++ Morgan Guaranty Trust Co.
++ Merrill Lynch Capital Services, Inc.
++++ Goldman, Sachs & Co.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of May 31, 2003
Assets
Investments in securities, at value (cost $708,489,034)	$ 780,333,156
Cash	47,551
Receivable for investments sold	110,000
Interest receivable	13,505,156
Receivable for Fund shares sold	1,834,072
Receivable for daily variation margin on open futures contracts	35,718
Other receivable	96,000
Total assets	795,961,653
Liabilities
Payable for investments purchased	2,591,225
Dividends payable	551,818
Payable for Fund shares redeemed	557,908
Unrealized depreciation on interest rate swaps	4,907,900
Accrued management fee	421,378
Other accrued expenses and payables	160,113
Total liabilities	9,190,342
Net assets, at value	$ 786,771,311
Net Assets
Net assets consist of: Undistributed net investment income	317,871
Net unrealized appreciation (depreciation) on: Investments	71,844,122
Other receivable	96,000
Interest rate swaps	(4,907,900)
Futures	(342,027)
Accumulated net realized gain (loss)	(26,537,996)
Paid-in capital	746,301,241
Net assets, at value	$ 786,771,311

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2003 (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($102,237,038 / 7,951,894 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.86
Maximum offering price per share (100 / 95.50 of $12.86)	$ 13.47
Class B
Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($52,584,883 / 4,087,792 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 12.86
Class C
Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($41,628,452 / 3,235,346 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 12.87
Maximum offering price per share (100 / 99 of $12.87)	$ 13.00
Class AARP Net Asset Value, offering and redemption price per share ($39,347,567 / 3,058,238 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.87
Class S Net Asset Value, offering and redemption price per share ($550,461,855 / 42,778,954 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.87
Institutional Class Net Asset Value, offering and redemption price per share ($511,516 / 39,744 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.87

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended May 31, 2003
Investment Income
Income: Interest	$ 46,548,910
Expenses: Management fee	4,567,042
Administrative fee	1,184,931
Distribution service fees	892,013
Trustees' fees and expenses	20,822
Other	21,288
Total expenses, before expense reductions	6,686,096
Expense reductions	(369,918)
Total expenses, after expense reductions	6,316,178
Net investment income	40,232,732
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(2,046,731)
Interest rate swaps	(2,791,191)
Futures	(3,344,348)
(8,182,270)
Net unrealized appreciation (depreciation) during the period on: Investments	31,176,460
Other receivable	(96,000)
Interest rate swaps	(4,907,900)
Futures	(342,027)
25,830,533
Net gain (loss) on investment transactions	17,648,263
Net increase (decrease) in net assets resulting from operations	$ 57,880,995

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended May 31,
Increase (Decrease) in Net Assets	2003	2002
Operations: Net investment income	$ 40,232,732	$ 34,298,308
Net realized gain (loss) on investment transactions	(8,182,270)	1,019,995
Net unrealized appreciation (depreciation) on investment transactions during the period	25,830,533	6,370,028
Net increase (decrease) in net assets resulting from operations	57,880,995	41,688,331
Distributions to shareholders from: Net investment income: Class A	(4,536,615)	(2,243,937)
Class B	(1,865,575)	(815,991)
Class C	(1,295,378)	(523,269)
Class AARP	(1,549,543)	(617,467)
Class S	(30,739,682)	(29,877,232)
Institutional Class	(2,573)	-
Fund share transactions: Proceeds from shares sold	267,704,089	275,765,642
Reinvestment of distributions	22,756,956	19,890,315
Cost of shares redeemed	(220,610,199)	(159,667,809)
Net increase (decrease) in net assets from Fund share transactions	69,850,846	135,988,148
Increase (decrease) in net assets	87,742,475	143,598,583
Net assets at beginning of period	699,028,836	555,430,253
Net assets at end of period (including undistributed net investment income of $317,871 and $123,741, respectively)	$ 786,771,311	$ 699,028,836

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended May 31,	2003	2002[a]	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.55	$ 12.39	$ 11.86	$ 12.02
Income (loss) from investment operations: Net investment income	.68	.69	.70	.06
Net realized and unrealized gain (loss) on investment transactions	.31	.16	.53	(.16)
Total from investment operations	.99	.85	1.23	(.10)
Less distributions from: Net investment income	(.68)	(.69)	(.70)	(.06)
Net asset value, end of period	$ 12.86	$ 12.55	$ 12.39	$ 11.86
Total Return (%)[c,d]	8.13	6.97	10.44	(.77)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	102	62	24.20
Ratio of expenses before expense reductions (%)	1.04	1.05	1.13[e]	.11**
Ratio of expenses after expense reductions (%)	.80	.80	.80[e]	.07**
Ratio of net investment income (%)	5.44	5.47	5.69	.52**
Portfolio turnover rate (%)	16	21	12	62
[a] As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 5.44% to 5.47%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
[b] For the period from May 1, 2000 (commencement of sales of Class A shares) to May 31, 2000.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.11% and .80%, respectively.
** Not annualized

Class B
Years Ended May 31,	2003	2002[a]	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.56	$ 12.40	$ 11.86	$ 12.02
Income (loss) from investment operations: Net investment income	.58	.59	.60	.05
Net realized and unrealized gain (loss) on investment transactions	.30	.16	.54	(.16)
Total from investment operations	.88	.75	1.14	(.11)
Less distributions from: Net investment income	(.58)	(.59)	(.60)	(.05)
Net asset value, end of period	$ 12.86	$ 12.56	$ 12.40	$ 11.86
Total Return (%)[c,d]	7.19	6.14	9.74	(.92)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	53	27	8.20
Ratio of expenses before expense reductions (%)	1.84	1.85	2.04[e]	.19**
Ratio of expenses after expense reductions (%)	1.60	1.60	1.60[e]	.14**
Ratio of net investment income (%)	4.64	4.67	4.88	.45**
Portfolio turnover rate (%)	16	21	12	62
[a] As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 4.64% to 4.67%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
[b] For the period from May 1, 2000 (commencement of sales of Class B shares) to May 31, 2000.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.99% and 1.60%, respectively.
** Not annualized

Class C
Years Ended May 31,	2003	2002[a]	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.56	$ 12.40	$ 11.86	$ 12.02
Income (loss) from investment operations: Net investment income	.59	.59	.60	.05
Net realized and unrealized gain (loss) on investment transactions	.31	.16	.54	(.16)
Total from investment operations	.90	.75	1.14	(.11)
Less distributions from: Net investment income	(.59)	(.59)	(.60)	(.05)
Net asset value, end of period	$ 12.87	$ 12.56	$ 12.40	$ 11.86
Total Return (%)[c,d]	7.30	6.16	9.68	(.92)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42	16	6.04
Ratio of expenses before expense reductions (%)	1.82	1.82	1.91[e]	.20**
Ratio of expenses after expense reductions (%)	1.58	1.58	1.58[e]	.14**
Ratio of net investment income (%)	4.66	4.69	4.91	.45**
Portfolio turnover rate (%)	16	21	12	62
[a] As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 4.66% to 4.69%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
[b] For the period from May 1, 2000 (commencement of sales of Class C shares) to May 31, 2000.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.86% and 1.58%, respectively.
** Not annualized

Class AARP
Years Ended May 31,	2003	2002[a]	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.56	$ 12.40	$ 12.18
Income (loss) from investment operations: Net investment income	.69	.69	.46
Net realized and unrealized gain (loss) on investment transactions	.31	.16	.22
Total from investment operations	1.00	.85	.68
Less distributions from: Net investment income	(.69)	(.69)	(.46)
Net asset value, end of period	$ 12.87	$ 12.56	$ 12.40
Total Return (%)	8.17	6.97	5.69c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	39	18	4
Ratio of expenses before expense reductions (%)	.77	.77	.82*
Ratio of expenses after expense reductions (%)	.77	.77	.79*
Ratio of net investment income (%)	5.47	5.50	5.68*
Portfolio turnover rate (%)	16	21	12
[a] As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 5.47% to 5.50%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
[b] For the period from October 2, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class S
Years Ended May 31,	2003	2002[a]	2001	2000	1999[b]	1998[c]
Selected Per Share Data
Net asset value, beginning of period	$ 12.56	$ 12.40	$ 11.87	$ 12.69	$ 12.93	$ 12.78
Income (loss) from investment operations:
Net investment income	.69	.69	.70	.66	.26	.65
Net realized and unrealized gain (loss) on investment transactions	.31	.16	.53	(.82)	(.24)	.15
Total from investment operations	1.00	.85	1.23	(.16)	.02	.80
Less distributions from:
Net investment income	(.69)	(.69)	(.70)	(.66)	(.26)	(.65)
Net asset value, end of period	$ 12.87	$ 12.56	$ 12.40	$ 11.87	$ 12.69	$ 12.93
Total Return (%)	8.17	6.99	10.56[d]	(1.28)[d]	.18**	6.38
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	550	576	514	436	450	432
Ratio of expenses before expense reductions (%)	.77	.77	.82	.89[e]	.83*	.84
Ratio of expenses after expense reductions (%)	.77	.77	.79	.87[e]	.83*	.84
Ratio of net investment income (%)	5.47	5.50	5.69	5.42	4.91*	5.03
Portfolio turnover rate (%)	16	21	12	62	7*	14
[a] As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002 was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 5.47% to 5.50%. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
[b] For the five months ended May 31, 1999. On August 10, 1998, the Fund changed the fiscal year end from December 31 to May 31.
[c] For the year ended December 31.
[d] Total returns would have been lower had certain expenses not been reduced.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .86% and .85%, respectively.
* Annualized
** Not annualized

Institutional Class
2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 12.73
Income (loss) from investment operations: Net investment income	.55
Net realized and unrealized gain (loss) on investment transactions	.14
Total from investment operations	.69
Less distributions from: Net investment income	(.55)
Net asset value, end of period	$ 12.87
Total Return (%)	5.55**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.5
Ratio of expenses (%)	.74*
Ratio of net investment income (%)	5.60*
Portfolio turnover rate (%)	16
[a] For the period from August 19, 2002, (commencement of sales of Institutional Class shares) to May 31, 2003. * Annualized ** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

Scudder High Yield Tax-Free Fund (the "Fund") is a diversified series of Scudder Municipal Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to February 3, 2003, Class C shares were offered without an initial sales charge. Class C shares do not convert into another class. On August 19, 2002 the Fund commenced offering Institutional Class shares which are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors. Class AARP and S shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund depending upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. Commencing after the effective date, cash payments are exchanged at specific intervals. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When entering into a closing transaction, the Fund will realize a gain or loss. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce exposure to interest rate fluctuations. For non-hedging purposes, the Fund may use swaps to take advantage of future changes in interest rates.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $13,730,000, which may be applied against any realized net taxable capital gains of each succeeding year, until fully utilized or until May 31, 2005 ($3,396,000), May 31, 2008 ($2,691,000), May 31, 2009 ($3,117,000) and May 31, 2010 ($4,526,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2002 through May 31, 2003, the Fund incurred approximately $9,674,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending May 31, 2004.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At May 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:

Undistributed tax-exempt income	$ 687,645
Undistributed taxable income	$ 182,044
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (13,730,000)
Unrealized appreciation (depreciation) on investments	$ 72,312,834

In addition, during the years ended May 31, 2003 and May 31, 2002 the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	2003	2002
Distributions from tax-exempt income	$ 39,989,366	$ 34,077,896

For tax purposes, short-term capital gains distributions are considered taxable income distributions.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

At May 31, 2003, the other receivable of $96,000 (0.01% of net assets) has been valued in good faith as determined in accordance with procedures approved by the Trustees.

B. Purchases and Sales of Securities

During the year ended May 31, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $176,222,901 and $114,438,877, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.65% of the first $300,000,000 of the Fund's average daily net assets, 0.60% on the next $200,000,000 of such net assets, and 0.575% of such net assets in excess of $500,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended May 31, 2003, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.61% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.175%, 0.225%, 0.200%, 0.15%, 0.15% and 0.125% of the average daily net assets for Class A, B, C, AARP, S and Institutional Class shares, respectively, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B, C and Institutional Class shares of the Fund. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class S and AARP shares of the Fund. These affiliated entities have in turn entered into various agreements with third-party service providers to provide these services. In addition, other service providers, not affiliated with the Advisor provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the year ended May 31, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Unpaid at May 31, 2003
Class A	$ 146,738	$ 297
Class B	91,015	5,235
Class C	55,897	3,933
Class AARP	42,741	3,902
Class S	848,482	73,579
Institutional Class	58	55
	$ 1,184,931	$ 87,001

The Administrative Agreement between the Advisor and the Fund will terminate effective September 30, 2003 and the Fund will directly bear the cost of those expenses formerly covered under the Administrative Agreement. Effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.90%, for Class A, B, C, AARP and S and 0.75% for Institutional Class shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustee and trustee counsel fees).

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended May 31, 2003, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at May 31, 2003
Class B	$ 303,382	$ 34,256
Class C	209,610	27,130
	$ 512,992	$ 61,386

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the year ended May 31, 2003, the Advisor and certain of its subsidiaries voluntarily maintained the annualized expenses of the Class A, B and C shares at no more than 0.80%, 1.60% and 1.58%, respectively, of average daily net assets by not imposing any service fees. For the year ended May 31, 2003, the Service Fee was as follows:

Service Fee	Total Aggregated	Amount Waived by SDI	Effective Rate
Class A	$ 208,040	$ 202,540.01%
Class B	101,111	98,611.01%
Class C	69,870	66,870.01%
	$ 379,021	$ 368,021

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C Shares. Underwriting commissions paid to SDI in connection with the distribution of Class A and C shares for the year ended May 31, 2003 aggregated $102,758 and $25, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended May 31, 2003, the CDSC for Class B and Class C aggregated $71,614 and $10,118, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended May 31, 2003, SDI received $43,505.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliates, monitors and approves the AARP Investments Program from the Advisor. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% of the first $6,000,000,000 of net assets, 0.06% of the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Investing in High-Yield Securities

Investing in high-yield securities may involve greater risks and considerations not typically associated with investing in US Government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high-yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

E. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the year ended May 31, 2003, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $1,897 for custodian credits earned.

F. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata based upon net assets among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended May 31, 2003		Year Ended May 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	5,269,076	$ 66,844,192	4,245,877	$ 53,278,977
Class B	2,285,902	29,027,136	1,638,251	20,566,499
Class C	2,334,050	29,669,292	999,473	12,553,384
Class AARP	2,204,095	27,951,087	1,326,079	16,646,882
Class S	8,958,191	113,711,489	13,785,966	172,719,900
Institutional Class*	39,573	500,893	-	-
		$ 267,704,089		$ 275,765,642
Shares issued to shareholders in reinvestment of distributions
Class A	197,929	$ 2,508,817	91,913	$ 1,150,792
Class B	70,962	899,932	31,893	399,451
Class C	55,602	705,351	24,093	302,004
Class AARP	82,766	1,049,880	33,489	419,370
Class S	1,386,675	17,590,775	1,404,872	17,618,698
Institutional Class*	171	2,201	-	-
		$ 22,756,956		$ 19,890,315
Shares redeemed
Class A	(2,429,023)	$ (30,799,613)	(1,352,095)	$ (16,944,077)
Class B	(404,109)	(5,124,115)	(172,965)	(2,163,328)
Class C	(450,704)	(5,724,714)	(196,620)	(2,471,345)
Class AARP	(689,648)	(8,731,182)	(233,594)	(2,924,006)
Class S	(13,420,327)	(170,230,575)	(10,752,852)	(135,165,053)
Institutional Class*	-	-	-	-
		$ (220,610,199)		$ (159,667,809)
Net increase (decrease)
Class A	3,037,982	$ 38,553,396	2,985,695	$ 37,485,692
Class B	1,952,755	24,802,953	1,497,179	18,802,622
Class C	1,938,948	24,649,929	826,946	10,384,043
Class AARP	1,597,213	20,269,785	1,125,974	14,142,246
Class S	(3,075,461)	(38,928,311)	4,437,986	55,173,545
Institutional Class*	39,744	503,094	-	-
		$ 69,850,846		$ 135,988,148

* For the period from August 19, 2002 (commencement of sales of Institutional Class shares) to May 31, 2003.

Report of Independent Auditors

To the Trustees of Scudder Municipal Trust and the Shareholders of Scudder High Yield Tax-Free Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder High Yield Tax-Free Fund (the "Fund") at May 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts July 23, 2003	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended May 31, 2003, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of May 31, 2003. Each individual's age is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. Each Trustee's term of office extends until the next shareholder's meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund.

Non-Interested Trustees
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Henry P. Becton, Jr. (59) Trustee, 1990-present	President, WGBH Educational Foundation. Directorships: American Public Television; New England Aquarium; Becton Dickinson and Company (medical technology company); Mass Corporation for Educational Telecommunications; The A.H. Belo Company (media company); Committee for Economic Development; Concord Academy; Public Broadcasting Service; Boston Museum of Science	47
Dawn-Marie Driscoll (56) Trustee, 1987-present	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: CRS Technology (technology service company); Advisory Board, Center for Business Ethics, Bentley College; Board of Governors, Investment Company Institute; former Chairman, ICI Directors Services Committee	47
Keith R. Fox (49) Trustee, 1996-present	Managing Partner, Exeter Capital Partners (private equity funds). Directorships: Facts on File (school and library publisher); Progressive Holding Corporation (kitchen importer and distributor); Cloverleaf Transportation Inc. (trucking); K-Media, Inc. (broadcasting); Natural History, Inc. (magazine publisher); National Association of Small Business Investment Companies (trade association)	47
Louis E. Levy (70) Trustee, 2002-present	Retired. Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants (1992-1998); Partner, KPMG LLP (1958-1990). Directorships: Household International (banking and finance); ISI Family of Funds (registered investment companies; 4 funds overseen); Kimberly-Clark Corporation (personal consumer products)	47
Jean Gleason Stromberg (59) Trustee, 1999-present	Retired. Formerly, Consultant (1997-2001); Director, U.S. General Accounting Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc.	47
Jean C. Tempel (60) Trustee, 1994-present	Managing Partner, First Light Capital (venture capital group) (2000-present); formerly, Special Limited Partner, TL Ventures (venture capital fund) (1996-1998); General Partner, TL Ventures (1994-1996); President and Chief Operating Officer, Safeguard Scientifics, Inc. (public technology business incubator company) (1991-1993). Directorships: Sonesta International Hotels, Inc.; Aberdeen Group (technology research); The Reference, Inc. (IT consulting for financial services); United Way of Mass Bay. Trusteeships: Connecticut College, Chair, Finance Committee; Northeastern University, Chair, Funds and Endowment Committee
		47
Carl W. Vogt (67) Trustee, 2002-present	Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies, 4 funds overseen); National Railroad Passenger Corporation (Amtrak); formerly, Chairman and Member, National Transportation Safety Board	47

Interested Trustees and Officers[2]
Name, Age, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Richard T. Hale[3] (57) Chairman and Trustee, 2002-present President, 2003-present	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present); formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999)
200
Daniel O. Hirsch[3] (49) Vice President and Assistant Secretary, 2002-present	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998)
n/a
John Millette (40) Vice President and Secretary, 1999-present	Director, Deutsche Asset Management	n/a
Philip G. Condon (52) Vice President, 1997-present	Managing Director, Deutsche Asset Management	n/a
Ashton P. Goodfield (39) Vice President, 1999-present	Managing Director, Deutsche Asset Management	n/a
Kenneth Murphy (39) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); Vice President, Scudder Distributors, Inc. (December 2002-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Charles A. Rizzo (45) Treasurer, 2002-present	Director, Deutsche Asset Management (April 2000- present). Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
n/a
Salvatore Schiavone (37) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Lucinda H. Stebbins (57) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo (46) Assistant Treasurer, 2003-present	Director, Deutsche Asset Management	n/a
Caroline Pearson (41) Assistant Secretary, 1997-present	Managing Director, Deutsche Asset Management	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each Officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of trustees.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act, as amended. Interested persons receive no compensation from the fund.
3 Address: One South Street, Baltimore, Maryland

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-SCUDDER.

Account Management Resources

For shareholders of Classes A, B, C and Institutional

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 621-1048 To speak with a Scudder service representative.
Written correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148

	Class A	Class B	Class C	Institutional
Nasdaq Symbol	NOTAX	NOTBX	NOTCX	NOTIX
CUSIP Number	811170-307	811170-406	811170-505	81118T-105
Fund Number	152	252	352	512

For shareholders of Class AARP and Class S

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For more information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	SHYFX	SHYTX
Fund Number	108	008

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIERS AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the six month period ended May 31, 2003, management identified an issue related to a different registrant within the Scudder fund complex.
Management discussed the issue with the Registrant's Audit Committee and auditors and instituted additional procedures to enhance its internal controls over financial reporting.

Form N-CSR Item F

                                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder High Yield Tax Free Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               July 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder High Yield Tax Free Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               July 25, 2003

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               July 25, 2003